Property and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment (Textual)
Depreciation expense	$ 11,670	$ 9,507	$ 33,109	$ 28,211	$ 38,435	$ 42,634